March 7, 2002


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549

Re:  Transamerica  Separate  Account  VUL-4  of  Transamerica   Occidental  Life
     Insurance Company (File No. 333-47406)

Dear Commissioners:

On behalf of Transamerica Separate Account VUL-4 of Transamerica Occidental Life Insurance Company ("separate account"), incorporated by reference are the Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"). The funds are as follows:

AEGON/Transamerica Van Kampen
         Emerging Growth

Alger American Income and Growth

Alliance VP Growth and Income - Class B
Alliance VP Premier Growth - Class B

Dreyfus Investment Portfolios - MidCap
         Stock - Initial Shares
Dreyfus VIF Appreciation
Dreyfus VIF Small Cap
The Dreyfus Socially Responsible Growth
         Fund, Inc. - Initial Shares

Franklin Small Cap Fund - Class 2
Franklin Technology Securities Fund -
         Class 2

Janus Aspen Series Balanced -
         Service Shares
Janus Aspen Series Worldwide Growth -
         Service Shares

MFS VIT Emerging Growth
MFS VIT Investor Trust Series (formerly
         known as Growth with Income)
MFS VIT Research

MS UIF Emerging Markets Equity
MS UIF Fixed Income
MS UIF High Yield
MS UIF International Magnum

OCC Accumulation Trust Managed
OCC Accumulation Trust Small Cap

PIMCO VIT StocksPlus Growth and Income

Transamerica VIF Growth
Transamerica VIF Money Market

These Annual Reports are for the period ending December 31, 2001 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act. If you have any questions regarding this filing, please contact the undersigned at
(213) 742-3126.

Very truly yours,



Susan Vivino
Second Vice President and
Assistant Secretary

Entity:  AEGON/Transamerica Van Kampen Emerging Growth
File No.:         811-4419
Date of Filing:   2-26-2002
Accession No.     0000950144-02-001818
CIK:     0000778207

Entity:  Alger American Fund Income and Growth
File No.:         811-05550
Date of Filing:   2-27-2002
Accession No.     0000930413-02-000517
CIK:     0000930413


Entity:  Alliance VP Growth and Income - Class B
File No.:         811-05398
Date of Filing:  3-6-2002
Accession No.  0000936772-02-000138
CIK: 0000825316


Entity:  Alliance VP Premier Growth - Class B
File No.:         811-05398
Date of Filing:  3-6-2002
Accession No.  000936772-02-000137
CIK: 0000825316


Entity:  Dreyfus Investment Portfolios - MidCap Stock
File No.:         811-08673
Date of Filing:    3-1-2002
Accession No.     :  0001056707-02-000002
CIK:     0001056707

Entity:  The Dreyfus Socially Responsible Growth Fund, Inc.
File No.:         811-7044
Date of Filing:    2-28-2002
Accession No.:  0000890064-02-000002
CIK:     0000890064


Entity:  Dreyfus VIF Appreciation
File No.:         811-05125
Date of Filing:   3-7-2002
Accession No.     0000813383-02-000004
CIK:     0000813383


Entity:  Dreyfus VIF Small Cap
File No.:         811-05125
Date of Filing:   3-7-2002
Accession No.     0000813383-02-000004
CIK:     0000813383


Entity:  Franklin Small Cap Fund - Class 2
File No.:         811-5583
Date of Filing:   2-27-2002
Accession No.     0001021408-02-002864
CIK:     0000837274


Entity:  Franklin Technology Securities Fund
File No.:         811-5583
Date of Filing:   2-27-2002
Accession No.     0001021408-02-002864
CIK:     0000837274


Entity:  Janus Aspen Series Balanced - Service Shares
File No.:         811-007736
Date of Filing:   2-20-2002
Accession No.     0001012709-02-0003319
CIK:     0000906185

Entity:  Janus Aspen Series Worldwide Growth - Service Shares
File No.:         811-007736
Date of Filing:   2-20-2002
Accession No.     0001012709-02-0003319
CIK:     0000906185


Entity:  MFS VIT Emerging Growth
File No.:         811-08326
Date of Filing:    2-15-2002
Accession No.     0000950156-02-000059
CIK:  0000918571


Entity:  MFS VIT Investor Trust Series (formerly known as Growth with Income)
File No.:         811-08326
Date of Filing: 2-15-2002
Accession No.  0000950156-02-000061
CIK:  0000918571

Entity:  MFS VIT Research
File No.:         811-08326
Date of Filing:  2-15-2002
Accession No.  0000950156-02-000060
CIK:     0000918571

Entity:  MS UIF Emerging Markets Equity
File No.:         811-07607
Date of Filing:   3-6-2002
Accession No.  0000912057-02-008784
CIK:  0001011378

Entity:  MS UIF Fixed Income
File No.:         811-07607
Date of Filing:   3-6-2002
Accession No.  0000912057-02-008784
CIK:     0001011378

Entity:  MS UIF High Yield
File No.:         811-07607
Date of Filing:   3-6-2002
Accession No.  0000912057-02-008784
CIK:     0001011378

Entity:  MS UIF International Magnum
File No.:         811-07607
Date of Filing:   3-6-2002
Accession No.  0000912057-02-008784
CIK:     0001011378


Entity:  OCC Accumulation Trust Managed
File No.:         811-08512
Date of Filing:   3-4-2002
Accession No.     0000912057-02-008507
CIK:     0000923185


Entity:  OCC Accumulation Trust Small Cap
File No.:         811-08512
Date of Filing:   3-4-2002
Accession No.     0000912057-02-008507
CIK:     0000923185

Entity:  PIMCO VIT StocksPlus Growth and Income
File No.: 811-08399
Date of Filing: 3-7-2002
Accession No.:  0001017062-02-000371
CIK: 001047304

Entity:  Transamerica VIF Growth
File No.:         811-9126
Date of Filing:    3-4-2002
Accession No.     0001002786-02-000006
CIK:     0001002786

Entity:  Transamerica VIF Money Market
File No.:         811-9126
Date of Filing:    3-4-2002
Accession No.     0001002786-02-000006
CIK:     0001002786